Loans and borrowings (Details 1) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 38,062,645	$ 43,547,835
Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	4,019,927	5,144,504
From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		17,171,126	17,186,480
From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		11,511,664	16,138,305
More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		5,359,928	5,078,546
Local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		4,048,775	5,979,216
Local currency [member] | Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	643,344	1,091,249
Local currency [member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,367,303	3,167,531
Local currency [member] | From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		633,366	1,190,259
Local currency [member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		404,762	530,177
Local currency [member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,568,034	1,692,471
Local currency [member] | Bonds [Member] | Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	116,693	253,172
Local currency [member] | Bonds [Member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		842,514	742,512
Local currency [member] | Bonds [Member] | From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		362,446	322,956
Local currency [member] | Bonds [Member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		246,381	373,831
Local currency [member] | Syndicated loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,439,590	3,307,950
Local currency [member] | Syndicated loans [Member] | Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	406,582	739,348
Local currency [member] | Syndicated loans [Member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,033,008	2,009,420
Local currency [member] | Syndicated loans [Member] | From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		0	559,182
Local currency [member] | Syndicated loans [Member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Local currency [member] | Commercial loans and other [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,041,151	978,795
Local currency [member] | Commercial loans and other [member] | Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	120,069	98,729
Local currency [member] | Commercial loans and other [member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		491,781	415,599
Local currency [member] | Commercial loans and other [member] | From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		270,920	308,121
Local currency [member] | Commercial loans and other [member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		158,381	156,346
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		34,013,870	37,568,619
Foreign currency [member] | Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	3,376,583	4,053,255
Foreign currency [member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		14,803,823	14,018,949
Foreign currency [member] | From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		10,878,298	14,948,046
Foreign currency [member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		4,955,166	4,548,369
Foreign currency [member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		25,599,996	29,166,594
Foreign currency [member] | Bonds [Member] | Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	1,374,390	2,651,174
Foreign currency [member] | Bonds [Member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		10,605,708	9,948,238
Foreign currency [member] | Bonds [Member] | From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		8,664,732	12,018,813
Foreign currency [member] | Bonds [Member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		4,955,166	4,548,369
Foreign currency [member] | Commercial loans and other [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,061,872	471,429
Foreign currency [member] | Commercial loans and other [member] | Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	885,823	289,290
Foreign currency [member] | Commercial loans and other [member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		136,574	119,014
Foreign currency [member] | Commercial loans and other [member] | From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		39,475	63,125
Foreign currency [member] | Commercial loans and other [member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Foreign currency [member] | Commercial loan-refineria de cartagena [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		7,352,002	7,401,781
Foreign currency [member] | Commercial loan-refineria de cartagena [member] | Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	1,116,370	958,918
Foreign currency [member] | Commercial loan-refineria de cartagena [member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		4,061,541	3,635,848
Foreign currency [member] | Commercial loan-refineria de cartagena [member] | From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,174,091	2,807,015
Foreign currency [member] | Commercial loan-refineria de cartagena [member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0	0
Foreign currency [member] | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			528,815
Foreign currency [member] | Commercial loans [Member] | Up to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]		153,873
Foreign currency [member] | Commercial loans [Member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			315,849
Foreign currency [member] | Commercial loans [Member] | From 5 to 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			59,093
Foreign currency [member] | Commercial loans [Member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 0

[1]	Includes short–term credit and the current portion of long–term debt, as applicable.